Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Common Stock Reserved for Future Issuance
The Company had reserved shares of common stock for future issuance as of December 31, 2021 as follows (in thousands):

December 31, 2021
Common stock reserved for Earn-out	23,460
Public and private warrants to purchase common stock	4,260
Common stock options outstanding and unvested RSUs	66,971
Shares available for future grant under 2021 Employee Stock Purchase Plan	7,259
Shares available for future grant under 2021 Incentive Award Plan	3,415

Total shares of common stock reserved	105,365

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in accumulated other comprehensive income (loss) by component, net of tax (in thousands):

	Foreign Currency Translation, Net of Tax	Unrealized Losses on Available-for-Sale Debt Securities, Net of Tax	Total
Balance at December 31, 2020	$135	$—	$135
Net unrealized loss	(187)	(1,487)	(1,674)

Balance at December 31, 2021	$(52)	$(1,487)	$(1,539)

	Foreign Currency Translation, Net of Tax	Unrealized Gains on Available-for-Sale Debt Securities, Net of Tax	Total
Balance at December 31, 2019	$36	$—	$36
Net unrealized gain	99	—	99

Balance at December 31, 2020	$135	$—	$135